Net Income Per Common Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income Per Common Share	Net Income Per Common Share
The following table summarizes the computation of net income per common share:

	Year Ended December 31
	2021	2020
Numerator:
Net income applicable to controlling interests	$283	$552
Less: Preferred share dividends	(53)	(66)
Net income applicable to common shares	$230	$486
Denominator:
(millions of shares)
Weighted average number of common shares outstanding	279.9	279.4
Dilutive equity instruments (a)	1.8	0.3
Weighted average number of common shares outstanding - diluted	281.7	279.7
Basic net income per common share	$0.82	$1.74
Diluted net income per common share	$0.82	$1.74
(a)Determined using the treasury stock method.
For the year ended December 31, 2021, 1.7 million share options (2020 – 7.0 million) were excluded from the diluted net income per share calculation as their effects were anti‑dilutive.